Supplementary cash flow information - Non-cash (Credits) Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of cash flows [abstract]
Depreciation and depletion	$ 440,831	$ 367,408
Unrealized losses on derivative instruments (Note 17)	236,087	2,630
Deferred income tax recovery (Note 21)	(144,550)	(2,297)
Change in fair value of gold stream (Note 18)	118,364	26,825
Non-cash interest and financing expense	37,702	34,848
Losses on change in fair value of derivatives	36,846	0
Share-based payments (Note 14)	22,935	24,343
Non-recoverable input taxes	12,516	9,684
Non-cash community relations expense	7,291	0
Loss on sale of fixed assets (Note 16)	6,257	1,198
Write-down of mining interests (Note 9)	5,118	636
Impairment of long-lived assets (Note 9)	0	876,376
Gain on sale of mining interests (Note 9)	0	(56,115)
Gain on sale of shares in associate (Note 10)	0	(16,822)
Loss on dilution of associate (Note 10)	0	8,984
Other	26,285	11,406
Non-cash (credits) charges	$ 805,682	$ 1,289,104